Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		¥ 386,451	¥ 361,832	¥ 170,024
Capital injection from non-controlling interest shareholders		1,370	2,650	500
Income attributable to non-controlling interests		(112,998)	3,169	11,659
Effect of ASC606 new revenue standard				158
Foreign currency translation		(109)	(29)	62
Acquisition of subsidiaries		18,012	27,583	179,429
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]	(14,980)
Disposal of a subsidiary	[2]		(5,650)
Distribution of dividends to shareholders		(17,697)	(3,104)
Ending Balance		260,049	386,451	361,832
Can-achieve [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		121,870	125,941	115,626
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		277	(4,017)	10,176
Effect of ASC606 new revenue standard				164
Foreign currency translation		66	(54)	(25)
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders		(14,330)
Ending Balance		107,883	121,870	125,941
Xinqiao Group [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		34,039	37,914	39,432
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		(34,039)	(3,875)	(1,518)
Effect of ASC606 new revenue standard
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders
Ending Balance			34,039	37,914
Chengdu Yinzhe [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		74,435	68,685
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		77	5,750	5,919
Effect of ASC606 new revenue standard
Foreign currency translation
Acquisition of subsidiaries				62,766
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]	(14,980)
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders
Ending Balance		59,532	74,435	68,685
Wuhan Sannew [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		72,994	73,078
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		(72,994)	(84)	(1,135)
Effect of ASC606 new revenue standard
Foreign currency translation
Acquisition of subsidiaries				74,213
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders
Ending Balance			72,994	73,078
Hangzhou Impression [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		27,138	30,119
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		(916)	123	119
Effect of ASC606 new revenue standard
Foreign currency translation
Acquisition of subsidiaries				30,000
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders		(1,053)	(3,104)
Ending Balance		25,169	27,138	30,119
Linstitute [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		28,573
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		8,730	990
Effect of ASC606 new revenue standard
Foreign currency translation
Acquisition of subsidiaries			27,583
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]
Distribution of dividends to shareholders		(2,314)
Ending Balance		34,989	28,573
Others [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		27,402	26,095	14,966
Capital injection from non-controlling interest shareholders		1,370	2,650	500
Income attributable to non-controlling interests		(14,133)	4,282	(1,902)
Effect of ASC606 new revenue standard				(6)
Foreign currency translation		(175)	25	87
Acquisition of subsidiaries		18,012		12,450
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[2]		(5,650)
Distribution of dividends to shareholders
Ending Balance		¥ 32,476	¥ 27,402	¥ 26,095

[1]

During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly.

[2]

During the year ended August 31, 2020, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 30,344, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 5,650.